Inventory - Changes to Company's excess and obsolete adjustment (Detail) - Excess and obsolete adjustment - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Inventory [Line Items]
Beginning Balance	$ (6,132)	$ (4,067)	$ (3,035)
Charge to cost of sales	(3,921)	(3,000)	(1,511)
Disposition of inventory	1,973	935	479
Ending Balance	$ (8,080)	$ (6,132)	$ (4,067)